  STATEMENT OF ADDITIONAL INFORMATION
   The date of this Statement of Additional Information is May 1, 2002.

         T. ROWE PRICE SPECTRUM FUND, INC. ("Spectrum Fund")
              Spectrum Growth Fund
              Spectrum Income Fund
              Spectrum International Fund
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   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.

   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated May 1, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   Each fund's financial statements for the fiscal year ended December 31, 2001, and the report of independent accountants are included in each fund's Annual Report and incorporated by reference into this Statement of Additional Information.

   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660. A prospectus with more complete information, including management fees and expenses, will be sent to you. Please read it carefully.

   C08-043 5/1/02

                              TABLE OF CONTENTS
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                             Page                                        Page
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Capital Stock                  47       Investment Restrictions            22

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Code of Ethics                 44       Legal Counsel                      49

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Custodian                               Management of
                               43       the                                24
                                        Funds
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Distributor for the Funds               Net Asset Value
                               42       p                                  44
                                        er Share
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Dividends and Distributions    45       Pricing of Securities              44

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Federal Registration of        48       Principal Holders of Securities    38
Shares
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Independent Accountants        49       Services                           43
                                        by Outside Parties
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Investment Management          39       Special Considerations             21
Services
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Investment Objectives and       2       Tax Status                         45
Policies
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Investment Performance         46       Yield Information                  46

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 INVESTMENT OBJECTIVES AND POLICIES
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   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")


                                   Spectrum Fund

   The proliferation of mutual funds has left many investors in search of a means of diversifying among a number of mutual funds while obtaining professional management in determining which funds to select, how much of their assets to commit to each fund, and when to make the selections. In response to this need, the Spectrum Fund has been created as a means of providing a simple and effective means of structuring a comprehensive mutual fund investment program. By selecting the Spectrum Growth, Spectrum Income, or Spectrum International Funds, or a combination of any of these, investors may choose the investment objective appropriate for their long-term investment goals. The Spectrum Funds will attempt to achieve these goals by diversification in a selected group of other T. Rowe Price funds. Although the Spectrum Funds are not asset allocation or market timing funds, each, over time, will adjust the amount of its assets invested in the various other
   T. Rowe Price funds as economic, market, and financial conditions warrant.

   Described below are the underlying T. Rowe Price funds in which the Spectrum Funds can invest.

                                   Income Funds

   Short-Term Bond Fund


   What is the fund's objective?

   The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.


   What is the fund's principal investment strategy?

   The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. The fund will invest at least 80% of its net assets in bonds. The fund's average effective maturity will not exceed three years, and no security's effective maturity will exceed seven years when purchased. (An issue's effective maturity is based on its nearest call date rather than its maturity date.) We will purchase only securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.

   Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund's program) that would provide higher yields and appreciation potential.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

   Unlike money market funds, which are managed to maintain a stable share price, the fund's price can decline. The share price, yield, and overall return will be affected by the following:

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   In addition, derivative securities held by the fund can be unusually volatile, and a small position could cause a significant loss.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   GNMA Fund


   What is the fund's objective?

   The fund seeks high current income consistent with maximum credit protection and moderate price fluctuation by investing exclusively in securities backed by the full faith and credit of the U.S. government and instruments linked to these securities.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of the fund's net assets in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), an agency of the Department of Housing and Urban Development. These securities represent mortgage loans that are either guaranteed by the Federal Housing Administration or the Veterans Administration. Interest and principal payments from the underlying mortgages are passed through to investors.

   GNMA guarantees the timely payment of interest and principal on its securities, a guarantee backed by the U.S. Treasury. The GNMA guarantee does not apply to the price of GNMA securities or the fund's share price, both of which will fluctuate with market conditions.

   The fund can also buy bills, notes, and bonds issued by the U.S. Treasury, and other instruments, including: related futures contracts; other agency securities backed by the full faith and credit of the U.S. government; and shares of a T. Rowe Price Treasury money fund. GNMA securities also include collateralized mortgage obligations (CMOs) and "strips," which receive only the interest or principal portion of the underlying mortgage payments. We may also purchase new mortgage bonds in the forward market. The fund has no limitation on its overall maturity.

   In selecting securities, fund managers may weigh the characteristics of various types of mortgage securities and examine yield relationships in the context of their outlook for interest rates and the economy. For example, if rates seem likely to fall, mortgage securities expected to have below-average prepayment rates may be purchased and assets may also be allocated to Treasury notes or bonds, which could appreciate in that environment.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.


   What are the main risks of investing in the fund?

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall.

   Historically, GNMAs and other mortgage-backed securities have declined less in price than comparable Treasuries when rates were rising, and have gained less in price when rates were falling. This is because mortgage securities carry their own special risks related to changing interest rates: prepayment risk and extension risk.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

   To the extent the fund invests in the forward market, it may increase its price sensitivity in relation to interest rate movements.

   Since GNMAs and the fund's other investments are backed by the full faith and credit of the U.S. government, credit risk, or the potential for losses in principal and income as a result of credit downgrades or defaults, should be negligible.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Income Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of the fund's total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

   All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund's remaining assets can be invested in bonds rated below investment grade by Standard & Poor's, Moody's, or Fitch IBCA, Inc.

   The fund has considerable flexibility in seeking high yield for the fund. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have their credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment-grade (junk or high yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   U.S. Treasury Long-Term Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with maximum credit protection.


   What is the fund's principal investment strategy?

   The fund invests at least 85% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. The portfolio's weighted average maturity is expected to vary between 15 and 20 years, but may range from 10 to 30 years.

   In addition to Treasury securities, the fund's other investments will either be (1) backed by the full faith and credit of the U.S. government (such as GNMA mortgage securities); and, for the bond funds, (2) futures and repurchase agreements collateralized by such investments; or (3) shares of a
   T. Rowe Price internal money market fund that invests exclusively in securities backed by the full faith and credit of the U.S. government.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.


   What are the main risks of investing in the fund?

   The fund should have minimal credit risk because it invests only in securities backed by the federal government and other investments involving such securities. The primary source of risk is the possibility of rising interest rates, which generally cause bond prices and a fund's share price to fall. The long-term fund is subject to the greatest price swings because the longer the maturity, the greater the price decline when rates rise and the greater the price increase when rates fall.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   High Yield Fund


   What is the fund's objective?

   The fund seeks high current income and, secondarily, capital appreciation.


   What is the fund's principal investment strategy?

   The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

   The fund's weighted average maturity generally is expected to be in the 8- to 12-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. When our outlook for the economy is positive, we may purchase lower-rated bonds in an effort to secure additional income and appreciation potential. When it is less positive, we may gravitate toward higher-rated junk bonds.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal quality securities.


   What are the main risks of investing in the fund?

   This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

  . Interest rate risk This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities.

  . Credit risk This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

   The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds, since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

  . Liquidity risk This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

  . Other risks The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Summit Cash Reserves Fund


   What is the fund's objective?

   The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.


   What is the fund's principal investment strategy?

   The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, or to shift assets into higher-yielding securities or different sectors.


                                   Equity Funds

   Growth & Income Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

   What is the fund's principal investment strategy?

   Our primary focus is on capital appreciation. We will use fundamental, bottom-up research and both growth and value approaches in identifying stocks we believe have good prospects for capital growth over time. Among the many characteristics we look for are seasoned management, leadership positions in growing industries, and strong financial fundamentals. In many instances, we analyze free cash flow because it can allow a company to increase dividends, repurchase shares, or make acquisitions. While investments may include mid-size companies, large-capitalization companies are expected to predominate.

   In selecting growth stocks, we generally look for companies with above-average earnings growth and a lucrative niche in the economy that allows them to sustain earnings momentum even during times of slow economic growth. When applying a value analysis, we seek companies with good future prospects whose current stock prices seem undervalued relative to the general market, the industry average, or the company's historical valuation based on earnings, cash flow, book value, or dividends.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including convertible securities, foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Since the fund can hold both growth and value stocks, its share price can be affected by the particular risks associated with each type of investment. Stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may carry. Because earnings expectations often drive their stock prices, earnings disappointments can result in sharp price declines. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that their low prices are actually appropriate. While the fund will seek dividend-paying stocks, the overall income level is not expected to play a meaningful role in cushioning its share price against market declines. Convertible securities have a lower yield than regular bonds of comparable quality and are subject to price declines associated with stocks, although generally to a lesser degree.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Era Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth primarily through the common stocks of companies that own or develop natural resources and other basic commodities, and also through the stocks of selected nonresource growth companies.


   What is the fund's principal investment strategy?

   The fund will normally invest a minimum of two-thirds of fund assets in the common stocks of natural resource companies whose earnings and tangible assets could benefit from accelerating inflation. We also invest in other growth companies with strong potential for earnings growth that do not own or develop natural resources. The relative percentages invested in resource and nonresource companies can vary depending on economic and monetary conditions and our outlook for inflation. The natural resource companies held by the fund typically own, develop, refine, service, or transport resources, including energy, metals, forest products, real estate, and other basic commodities. In selecting natural resource stocks, we look for companies whose products can be produced and marketed profitably when both labor costs and prices are rising. In the mining area, for example, we might look for a company with the ability to expand production and maintain superior exploration programs and production facilities.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   At least half of fund assets will be invested in U.S. securities, but up to 50% of total assets may be invested in foreign securities. We may also buy other types of securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The fund is less diversified than most stock funds and could therefore experience sharp price declines when conditions are unfavorable to its sector. For instance, since the fund attempts to invest in companies that may benefit from accelerating inflation, low inflation could lessen returns. The rate of earnings growth of natural resource companies may be irregular since these companies are strongly affected by natural forces, global economic cycles, and international politics. For example, stock prices of energy companies can fall sharply when oil prices fall. Real estate companies are influenced by interest rates and other factors.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   The fund's investments in foreign securities, or even in U.S. companies with significant overseas investments, are also subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. While currency risk may be somewhat reduced because many commodities markets are dollar based, the fund's exposure to foreign political and economic risk will be heightened by investments in companies with operations in emerging markets.

   Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Growth Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Horizons Fund


   What is the fund's objective?

   The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

   What is the fund's principal investment strategy?

   The fund will invest primarily in a diversified group of small, emerging growth companies, preferably early in the corporate life cycle before a company becomes widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. We will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund's other investment criteria.

   When choosing stocks, T. Rowe Price analysts look for small growth companies that:

  . have effective management;

  . operate in fertile growth areas;

  . demonstrate effective research, product development, and marketing;

  . provide efficient service;

  . possess pricing flexibility; and

  . employ sound financial and accounting policies.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

   Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack dividends that can cushion declines in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines. In general, stocks with growth characteristics can have relatively wide price swings as a result of the high valuations they may have.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Mid-Cap Value Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in companies whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of the companies in the S&P MidCap 400 Index or the Russell Midcap Value Index. The market capitalization of the companies in the fund's portfolio and these indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range. We follow a value approach in selecting investments. Our in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values.

   In selecting investments, we generally favor companies with one or more of the following:

  . attractive operating margins, significant cash flow generation, or prospect thereof;
  . sound balance sheet and financial management;

  . stock ownership by management;

  . significant cash generation; or

  . low stock price relative to assets, earnings, cash flow, or business franchise value.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The stocks of mid-cap companies entail greater risk and are usually more volatile than those of larger companies. In addition, the fund's value approach carries the risks that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Blue Chip Growth Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth. Income is a secondary objective.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in our view, are well-established in their industries and have the potential for above-average earnings growth. We focus on companies with leading market position, seasoned management, and strong financial fundamentals. Our investment approach reflects our belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies we target will have good prospects for dividend growth.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Even well-established growth stocks can be volatile. Since growth companies usually invest a high portion of earnings in their own businesses, their stocks may lack the dividends that can cushion share prices in a down market. Since many investors buy these stocks because of anticipated superior earnings growth, earnings disappointments often result in sharp price declines. Also, medium-sized companies may have greater volatility than larger ones.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Equity Income Fund


   What is the fund's objective?

   The fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.


   What is the fund's principal investment strategy?

   The fund will normally invest at least 80% of the fund's net assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

   The fund typically employs a "value" approach in selecting investments. Our in-house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

   In selecting investments, we generally look for companies with the following:

  . an established operating history;
  . above-average dividend yield relative to the S&P 500;
  . low price/earnings ratio relative to the S&P 500;
  . a sound balance sheet and other positive financial characteristics; and . low stock price relative to a company's underlying value as measured by assets, cash flow, or business franchises.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   The fund's emphasis on stocks of established companies paying high dividends and its potential investments in fixed-income securities may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                            International Equity Funds


   What are each fund's objective and principal investment strategies?

   The funds use a growth investing approach in their individual investment strategies.

   Growth Investing
   T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

  . leading market position;
  . attractive business niche;
  . strong franchise or monopoly;
  . technological leadership or proprietary advantages;
  . seasoned management;
  . earnings growth and cash flow sufficient to support growing dividends; and . healthy balance sheet with relatively low debt.

   European Stock Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

   Strategy: Normally, at least five countries will be represented in the portfolio. The fund expects to make substantially all of its investments (normally at least 80% of net assets) in stocks of companies located in the countries listed below, as well as others as their markets develop:

  . Primary Emphasis: Austria, Denmark, Finland, France, Germany, Ireland,
   Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.
  . Others: Belgium, Czech Republic, Greece, Hungary, Israel, Poland, Russia, and Turkey.

   Stock selection reflects a growth style. We also seek to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, progress toward economic and monetary union, and the potential growth of the emerging economies of Eastern Europe.

   New Asia Fund
   Objective: The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the countries listed below, as well as others as their markets develop:

  . Primary Emphasis:  China, Hong Kong, India, Indonesia, Malaysia,
   Philippines, Singapore, South Korea, Taiwan, and Thailand.
  . Others: Pakistan and Vietnam.

   Stock selection reflects a growth style. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund.

   Japan Fund
   Objective: The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) across a wide range of Japanese industries and companies. Stock selection reflects a growth style.

   Emerging Markets Stock Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in emerging markets in Latin America, Asia, Europe, Africa, and the Middle East. Stock selection reflects a growth style. An emerging market includes any country defined as emerging or developing by the International Bank for Reconstruction and Development (World Bank), the International Finance Corporation, or the United Nations.

   Countries in which the fund may invest are listed below and others will be added as opportunities develop:

  . Asia: China, Hong Kong, India, Indonesia, Korea, Malaysia, Pakistan,
   Philippines, Singapore, Sri Lanka, Taiwan, Thailand, and Vietnam.
  . Latin America: Argentina, Belize, Brazil, Chile, Colombia, Mexico, Panama,
   Peru, and Venezuela.
  . Europe: Croatia, Czech Republic, Estonia, Greece, Hungary, Latvia,
   Lithuania, Poland, Romania, Russia, Slovakia, Slovenia, and Turkey.
  . Africa and the Middle East: Botswana, Egypt, Israel, Jordan, Mauritius,
   Morocco, Nigeria, South Africa, Tunisia, and Zimbabwe.

   Latin America Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in Latin American companies. At least four countries should be represented at any time. Investments may be made in the countries below, as well as others as their markets develop:

  . Primary Emphasis: Argentina, Brazil, Chile, Mexico, Peru, and Venezuela. . Others: Belize, Colombia, Ecuador, and Guatemala.

   Stock selection reflects a growth style. We may make substantial investments (at times more than 25% of total assets) in the telephone companies of various Latin American countries. These utilities play a critical role in a country's economic development. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. In some markets, such as Brazil, the fund may purchase preferred stock because of its liquidity advantage over common stock.

   International Stock Fund

   Objective: : The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


   Strategy: : The fund expects to invest substantially all of the fund's assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

   International Discovery Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small to medium-sized companies outside the U.S.

   Strategy: The fund expects to invest substantially all of the fund's assets outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. The fund will emphasize small to medium-sized companies. Depending on conditions, the fund's portfolio should be composed of at least 10 countries and 100 different companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

   Emerging Europe & Mediterranean Fund
   Objective: The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

   Strategy: The fund expects to make substantially all of its investments (normally at least 80% of net assets) in the emerging markets of Europe, including Eastern Europe and the former Soviet Union, and the

   Mediterranean region, including the Middle East and North Africa. Normally, seven to 12 countries will be represented in the portfolio. The fund may invest in common stocks in the countries listed below, as well as others as their markets develop:

  . Primary Emphasis: Croatia, Czech Republic, Egypt, Estonia, Greece, Hungary,
   Israel, Poland, Russia, and Turkey.
  . Others: Bulgaria, Jordan, Latvia, Lebanon, Lithuania, Morocco, Romania,
   Slovakia, Slovenia, and Tunisia.

   The fund may purchase the stocks of companies of any size, but our focus will typically be on the larger and, to a lesser extent, medium-sized companies, in the region. The fund seeks to take advantage of opportunities arising from such trends as privatization, the reduction of trade barriers, and progress toward Economic and Monetary Union in Europe. The fund is registered as "nondiversified," meaning it may invest a greater portion of assets in a single company and own more of the company's voting securities than is permissible for a "diversified" fund. Depending on conditions, the fund's portfolio should be composed of at least 30 to 50 different companies. Stock selection reflects a growth style.

   Each fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the funds?

   As with all stock funds, each fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   The risk profile of the funds varies with the investment style they pursue, their geographic focus, and whether they invest in developed markets, emerging markets, or both. Even investments in countries with highly developed economies are subject to significant risks.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Some particular risks affecting these funds include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the funds do not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk (Japan and regional funds) Funds that are less diversified across geographic regions, countries, industries, or individual companies are generally riskier than more diversified funds. Thus, for example, investors in the Japan Fund are fully exposed to that country's economic cycles, stock market valuations, and currency exchange rates, which could increase its risks compared with a more diversified fund. In addition, investors in Japan should be aware of specific problems, including tax laws that discourage consumer spending and dampen growth, deflation, a banking system burdened with bad loans, and the government's unsatisfactory progress on effecting credible solutions to these problems. The economies and financial markets of certain regions - such as Latin America, Asia, and Europe and the Mediterranean region-can be interdependent and may all decline at the same time.

  . Emerging market risk (Emerging Europe & Mediterranean, Emerging Markets
   Stock, Latin America, New Asia; other funds to a lesser degree, except Japan)
    Investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have legacies and periodic episodes of hyperinflation and currency devaluations, particularly Russia and many Latin American nations, and more recently many Asian countries. Governments in many emerging market countries participate to a significant degree in their economies and securities markets. Investments in countries or regions that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. While some countries have made progress in economic growth, liberalization, fiscal discipline, and political and social stability, there is no assurance these trends will continue. Some countries have histories of instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Significant external risks currently affect some emerging countries.

   The volatility of emerging markets may be heightened by the actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, fund share prices. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause a fund's share price to decline.

  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

  . Small and medium-sized company risk (International Discovery; others to a lesser degree) To the extent each fund invests in small- and mid-capitalization stocks, it is likely to be more volatile than a fund that invests only in large companies. Small and medium-sized companies are generally riskier because they may have limited product lines, capital, and managerial resources. Their securities may trade less frequently and with greater price swings.

  . Nondiversified status (Emerging Europe & Mediterranean, Latin America, and
   New Asia) There is additional risk with each fund because it is nondiversified and thus can invest more of its assets in a smaller number of companies. Thus, for example, poor performance by a single large holding of a fund would adversely affect fund performance more than if the fund held a larger number of companies.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                         International Fixed-Income Funds


   What are each fund's objective and principal investment strategies?

   International Bond Fund


   Objective: : The fund seeks to provide high current income and capital appreciation by investing primarily in high-quality, nondollar-denominated bonds outside the U.S.


   Strategy: : Normally, the fund will invest at least 80% of its net assets in bonds and 65% of its total assets in high-quality (AA or better) foreign bonds. The fund may invest up to 20% of assets in below investment-grade, high-risk bonds, including those in default or with the lowest rating. Up to 20% of assets may be invested in dollar-denominated foreign bonds such as Brady and other emerging market bonds.

   Although we expect to maintain an intermediate to long weighted average maturity, there are no maturity restrictions on the overall portfolio or on individual securities. The fund has wide flexibility to purchase and sell currencies and engage in hedging transactions. However, we normally do not attempt to cushion the impact of foreign currency fluctuations on the dollar. Therefore, the fund is likely to be heavily exposed to foreign currencies.

   Investment decisions are based on fundamental market factors, such as yield and credit quality differences among bonds as well as demand and supply trends and currency values. The fund generally invests in countries where the combination of fixed-income returns and currency exchange rates appears attractive, or, if the currency trend is unfavorable, where we believe the currency risk can be minimized through hedging. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.

   Emerging Markets Bond Fund

   Objective: The fund seeks to provide high income and capital appreciation.

   Strategy: The fund will normally invest at least 80% (and potentially all) of its net assets in the government or corporate debt securities of emerging nations. Fund holdings may include the lowest-rated bonds, including those in default.

   There are no maturity restrictions, and the fund's weighted average maturity normally ranges between five and 10 years but may vary substantially because of market conditions. Under normal circumstances, most of the fund's total assets are expected to be denominated in U.S. dollars, and the fund will not usually attempt to cushion the impact of foreign currency fluctuations on the dollar. Security selection relies heavily on research, which analyzes political and economic trends as well as creditworthiness. The fund tends to favor bonds it expects will be upgraded. The fund sells holdings for a variety of reasons, such as to adjust its average maturity or quality, to shift assets into higher-yielding securities, or to alter geographic or currency exposure.


   What are the main risks of investing in the funds?

   The risk profiles of the funds vary with the types of bonds they purchase, their degree of currency exposure, and whether they invest in developed markets, emerging markets, or both. Of the two funds, Emerging Markets Bond is more risky, with higher potential for sharp price declines.

  . Interest rate risk This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Because prices of long-term bonds are more sensitive to interest rate changes than prices of short-term bonds, the funds have greater interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have their credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price. The risk of default is much greater for emerging market bonds.

   Of the two funds, Emerging Markets Bond has higher credit risk because the average credit quality of its holdings is lower. (See emerging market risk discussion.)

  . Nondiversified risk Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

  . Currency risk This is the risk of a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on each fund's holdings can be significant and long-lasting, depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. The International Bond Fund is normally heavily exposed to foreign currencies, so that changes in currency exchange rates are likely to play a significant role in fund performance. Bonds held in the Emerging Markets Bond Fund are often denominated in U.S. dollars to improve their marketability, but this does not protect them from substantial price declines in the face of political and economic turmoil. In addition, many emerging market currencies cannot be effectively hedged. Currency trends are unpredictable, and to the extent each fund purchases and sells currencies, it will also be subject to the risk that its trading strategies, including efforts at hedging, will not succeed. Furthermore, hedging costs can be significant and reduce fund net asset value, and many emerging market currencies cannot be effectively hedged.

  . Emerging market risk The funds' investments in emerging markets are subject to abrupt and severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. These economies are less well developed and can be overly reliant on particular industries and more vulnerable to the ebb and flow of international trade and capital, trade barriers, and other protectionist or retaliatory measures. Some countries have legacies of hyperinflation and currency devaluations versus the dollar (which adversely affects returns to U.S. investors). Significant devaluations have occurred in recent years in various emerging market countries. Governments of some emerging market countries have defaulted on their bonds and investors in this sector must be prepared for similar events in the future.

  . Other risks of foreign investing Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards of non-U.S. markets, and higher transaction costs. Government interference in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would also hurt the funds.

  . Derivatives risk To the extent the funds use these instruments, they may be exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the funds will achieve their objectives.


                          Interfund Borrowing and Lending

   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from and/or lend money to other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.



 SPECIAL CONSIDERATIONS
 -------------------------------------------------------------------------------
   Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

   Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

   Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

   Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds' portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds' exposure to the markets; or (3) to adjust the duration of the Price funds' portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund's net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund's currencies or portfolio securities covering call or put options will not exceed 25% of a fund's net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund's total return, and a Price fund's attempt to use such investments for hedging purposes may not be successful.

               FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
                       CALL 1-800-638-5660 (1-410-345-2308).



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                               Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money, except the fund may borrow from banks or other Price funds as a temporary measure for extraordinary or emergency purposes, and then only in amounts not exceeding 30% of its total assets valued at market. The fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. Interest paid on any such borrowings will reduce net investment income;

   (2) Commodities (a) Spectrum Growth and Spectrum Income Funds may not purchase or sell commodities or commodity or futures contracts;

       (b)Spectrum International Fund may not purchase or sell physical commodities; except that it may enter into futures contracts and options thereon.

   (3) Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

   (4) Margin Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities;

   (5) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the funds as security for indebtedness except as may be necessary in connection with permissible borrowings, in which event such mortgaging, pledging, or hypothecating may not exceed 30% of each fund's total assets, valued at market;

   (6) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

   (7) Senior Securities Issue senior securities;

   (8) Short Sales Effect short sales of securities; or

   (9) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program.


                                Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (2) Illiquid Securities Purchase illiquid securities if, as a result, more than 10% of its net assets would be invested in such securities;

   (3) Oil and Gas Programs Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral exploration or development programs if, as a result thereof, more than 5% of the value of the total assets of the fund would be invested in such programs;

   (4) Options Invest in options;

   (5) Futures (a) Spectrum Growth and Spectrum Income Funds may not invest in futures;

       (b)
       Spectrum International Fund, though it has no intention at this time of investing in futures, reserves the right to do so in the future.

   (6) Forward Currency Contracts None of the funds has the intention of investing in forward currency contracts at this time. However, they all reserve the right to do so at some point in the future; or

   (7) Warrants Invest in warrants.

   Pursuant to an Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995): (i) there is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the T. Rowe Price family of funds,
   (ii) each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds, and (iii) each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.

   Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds' investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond, High Yield, Latin America, and International Bond Funds) will not concentrate more than 25% of its total assets in any one industry. The Latin America Fund expects to make substantial investments in the telephone companies of various Latin American countries (at times more than 25% of total assets). The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond, International Bond, and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets.

 MANAGEMENT OF THE FUNDS
 -------------------------------------------------------------------------------
   The management of each fund's business and affairs is the responsibility of the Board of Directors for Spectrum Fund. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the Commission). A majority of Spectrum Fund's directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Spectrum Fund, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Spectrum Fund believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Spectrum Fund or the Spectrum Growth, Spectrum Income, or Spectrum International Funds separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict. Moreover, limitations on aggregate investments in the underlying Price funds and other restrictions have been adopted by Spectrum Fund to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as possible, these concerns.

   The officers and directors of Spectrum Fund are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each has been an employee of T. Rowe Price for more than five years. The directors of the Spectrum Funds are not paid a fee for their service as directors.

   The fund is governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors or trustees to fill vacancies on each fund's Board. F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds. The committee held no formal meetings during the last fiscal year.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audit; (3) management's response to the findings of the most recent audit; (4) the scope of the audit to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the
   T. Rowe Price funds' operations or the operations of parties dealing with the
   T. Rowe Price funds, as circumstances indicate. The Audit Committee for the funds met three times in 2001. All members of the committee participated in the meetings.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.

                              Independent Directors*

                                                                                     Number of
                                      Term of Office(a)                              Portfolios
                                      and Length of Time                              in Fund
                        Position(s)         Served        Principal Occupation(s)     Complex      Other Directorships of
  Name, Address, and     Held With                         During Past 5 Years(b)   Overseen by       Public Companies
    Date of Birth           Fund                                                      Director
---------------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett,     Director      Director since      President, Coppin              97       Provident Bank of
 Ph.D.                                later of            State College                           Maryland
 100 East Pratt Street                2001
 Baltimore, MD 21202                   or
 3/16/32                              inception of
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering     Director      Director since      Director, Chairman             97       The Rouse Company
 100 East Pratt Street                later of            of the Board,
 Baltimore, MD 21202                  2001                President, and Chief
 1/28/45                               or                 Executive Officer,
                                      inception of        The Rouse
                                      fund(c)             Company, real estate
                                                          developers
---------------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.    Director      Director since      Principal,                     97       None
 100 East Pratt Street                later of            EuroCapital
 Baltimore, MD 21202                  1999                Advisors, LLC, an
 1/27/43                               or                 acquisition and
                                      inception of        management
                                      fund(c)             advisory firm
---------------------------------------------------------------------------------------------------------------------------
 David K. Fagin         Director      Director since      Director, Dayton               97       Dayton Mining
 100 East Pratt Street                later of            Mining Corporation                      Corporation, Golden
 Baltimore, MD 21202                  1999                (6/98 to present),                      Star Resources Ltd.,
 4/9/38                                or                 Golden Star                             and Canyon
                                      inception of        Resources Ltd., and                     Resources, Corp.
                                      fund(c)             Canyon Resources,
                                                          Corp. (5/00 to
                                                          present); Chairman
                                                          and President, Nye
                                                          Corporation
---------------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver   Director      Director since      President, F. Pierce           97       None
 100 East Pratt Street                later of            Linaweaver &
 Baltimore, MD 21202                  2001                Associates, Inc.,
 8/22/34                               or                 consulting
                                      inception of        environmental &
                                      fund(c)             civil engineers
---------------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman      Director      Director since      Retail Business                97       Ann Taylor Stores
 100 East Pratt Street                later of            Consultant                              Corporation,
 Baltimore, MD 21202                  1999                                                        Ameren Corp.,
 11/16/41                              or                                                         Finlay Enterprises,
                                      inception of                                                Inc., The Rouse
                                      fund(c)                                                     Company, and US
                                                                                                  Airways Group, Inc.
---------------------------------------------------------------------------------------------------------------------------
 John G. Schreiber      Director      Director since      Owner/President,               97       AMLI Residential
 100 East Pratt Street                later of            Centaur Capital                         Properties Trust,
 Baltimore, MD 21202                  2001                Partners, Inc., a real                  Host Marriott
 10/21/46                              or                 estate investment                       Corporation, and
                                      inception of        company; Senior                         The Rouse Company,
                                      fund(c)             Advisor and Partner,                    real estate developers
                                                          Blackstone Real
                                                          Estate Advisors, L.P.
---------------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos          Director      Director since      Owner/President,               97       None
 100 East Pratt Street                later of            Stonington Capital
 Baltimore, MD 21202                  1999                Corporation, a
 8/2/33                                or                 private investment
                                      inception of        company
                                      fund(c)
---------------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes         Director      Director since      Founding Partner of            97        Teltone Corporation
 100 East Pratt Street                later of            Sutter Hill Ventures,
 Baltimore, MD 21202                  1999                a venture capital
 6/23/33                               or                 limited partnership,
                                      inception of        providing equity
                                      fund(c)             capital to young
                                                          high technology
                                                          companies
                                                          throughout the
                                                          United States
---------------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the Independent Directors have been engaged in their respective principal occupations for at least five years.

 (c) See fund inception dates in the chart below.

         Fund Inception Dates
Fund                     Inception Date
----                     --------------
Spectrum Growth             06/29/90
Spectrum Income             06/29/90
Spectrum International      12/31/96




                                 Inside Directors

                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held With     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------



 James A.C. Kennedy     Director   Director since    Managing Director and            32     None
 100 East Pratt Street             later of          Director, T. Rowe Price and
 Baltimore, MD 21202
 8/15/53                           2001              T. Rowe Price Group, Inc.
                                                     Director
                                   or inception
                                   of fund(
                                   c
                                   )
------------------------------------------------------------------------------------------------------


 James S. Riepe         Director   Director since    Vice Chairman of the Board,         97     None
 100 East Pratt Street             later of          Director and Managing
 Baltimore, MD 21202               1990              Director, T. Rowe Price and
 6/25/43                                             T. Rowe Price Group, Inc.;
                                   or inception      Chairman of the Board and
                                   of fund(          Director, T. Rowe Price
                                   c                 Investment Services, Inc.,
                                   )                 T. Rowe Price Retirement Plan
                                                     Services, Inc., and T. Rowe
                                                     Price Services, Inc.; Chairman
                                                     of the Board, Director,
                                                     President, and Trust Officer,
                                                     T. Rowe Price Trust Company;
                                                     Director, T. Rowe Price
                                                     International, Inc., T. Rowe
                                                     Price Global Asset
                                                     Management Limited, and
                                                     T. Rowe Price Global

                                                     Investment Services Limited
                                                     Chairman of the Board
---------------------------------------------------------------------------------------------------------

                                   Term of                                Number of    O
                                   Office(                                Portfolios   ther
                                   a                                      in Fund      Director
                     Position(s)   )            Principal Occupation(s)   Complex      ships of
Name, Address, and   Held With     and Length   During Past 5 Years       Overseen     Public
Date of Birth        Fund          of Time      (b)                       by Director  Companies
                                   Served
--------------------------------------------------------------------------------------------------



 M. David Testa         Director   Director since    Vice Chairman of the Board,          97     None
 100 East Pratt Street             later of          Chief Investment Officer,
 Baltimore, MD 21202               1999              Director, and Managing
 4/22/44                                             Director, T. Rowe Price Group,
                                   or inception      Inc.; Chief Investment Officer,
                                   of fund(          Director, and Managing
                                   c                 Director, T. Rowe Price;
                                   )                 Chairman, T. Rowe Price
                                                     Global Asset Management
                                                     Limited; Vice President and
                                                     Director, T. Rowe Price Trust
                                                     Company; Director, T. Rowe
                                                     Price Global Investment
                                                     Services Limited and T. Rowe

                                                     Price International, Inc.
                                                     Director and Vice President
----------------------------------------------------------------------------------------------------------


 (a) Each director serves until election of a successor.

 (b) Unless otherwise indicated, the officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

 (c) See fund inception dates in the chart above.


                                   Officers/(a)/

Name, Date of Birth, Address, and         Position(s) Held With
Principal Occupations                     Fund
------------------------------------------------------------------------------


Stephen W. Boesel, 12/28/44                          Executive Vice President
Managing Director, T. Rowe Price and T. Rowe
Price Group, Inc.; Vice President, T. Rowe Price
Trust Company
-------------------------------------------------------------------------------


Joseph A. Carrier, 12/30/60                            Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------


John R. Ford, 11/25/57                                 Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Director, Chief Investment Officer,
and Vice President, T. Rowe Price International,
Inc.
-------------------------------------------------------------------------------


Gregory S. Golczewski, 1/15/66              Assistant Vice President
Assistant Vice President, T. Rowe Price
------------------------------------------------------------------------------



Henry H. Hopkins, 12/23/42                             Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price International, Inc. and T.
Rowe Price Retirement Plan Services, Inc.; Vice
President and Director, T. Rowe Price Investment
Services, Inc., T. Rowe Price Services, Inc., and
T. Rowe Price Trust Company
-------------------------------------------------------------------------------


 John H. Laporte, 7/26/45                  Vice President
 Managing Director, T. Rowe Price;
 Managing Director and Director, T. Rowe
 Price Group, Inc.
-------------------------------------------------------------------------------



Patricia B. Lippert, 1/12/53                         Secretary
Assistant Vice President, T. Rowe Price and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



David S. Middleton, 1/18/56                            Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------



George A. Murnaghan, 5/1/56                              Vice President
Managing Director, T. Rowe Price and T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price
International, Inc., T. Rowe Price Investment
Services, Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------


Edmund M. Notzon III, 10/1/45              President
Managing Director, T. Rowe Price and T.
Rowe Price Group, Inc.; Vice President,
T. Rowe Price Investment Services, Inc.
and T. Rowe Price Trust Company
-------------------------------------------------------------------------------

Name, Date of Birth, Address, and         Position(s) Held With Fund
Principal Occupations
------------------------------------------------------------------------------


William T. Reynolds, 5/26/48               Vice President
 Director and Managing Director, T. Rowe
 Price and T. Rowe Price Group, Inc.
-------------------------------------------------------------------------------



Brian C. Rogers, 6/27/55                               Vice President
Managing Director, T. Rowe Price; Director and
Managing Director, T. Rowe Price Group, Inc.; Vice
President, T. Rowe Price Trust Company
-------------------------------------------------------------------------------


Martin G. Wade, 2/16/43                    Vice President
Director and Managing Director, T. Rowe
Price Group, Inc.; Chairman of the Board
and Director, T. Rowe Price
International, Inc.; Chairman and
Director, T. Rowe Price Global Investment
Services Limited; Director, T. Rowe Price
Global Asset Management Limited
-------------------------------------------------------------------------------



David J.L. Warren, 4/14/57                 Vice President
Managing Director, T. Rowe Price and T.
Rowe Price Group, Inc.; Director, Chief
Executive Officer and President, T. Rowe
Price International, Inc.; Director, T.
Rowe Price Global Asset Management
Limited
-------------------------------------------------------------------------------




                           Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.


Name of Person                                Aggregate Compensation From                  Total Compensation From Fund and
--------------------------------------------  Fund(a)                                      Fund Complex Paid to Directors(b)
-----------------------------------------------------------------------------------------  ---------------------------------
                                              --------------------------------------------------------------------------------
Spectrum Growth Fund
Calvin W. Burnett, Ph.D.(c)                                                     $312                             $110,000
Anthony W. Deering(c)                                                            312                              110,000
Donald W. Dick                                                                 2,119                              110,000
David K. Fagin                                                                 3,139                              112,000
F. Pierce Linaweaver(c)                                                          357                              113,000
Hanne M. Merriman                                                              3,108                              110,000
John G. Schreiber(c)                                                             357                              113,000
Hubert D. Vos                                                                  3,200                              111,000
Paul M. Wythes                                                                 2,227                              113,000
------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund
Calvin W. Burnett, Ph.D.(c)                                                     $327                             $110,000
Anthony W. Deering(c)                                                            327                              110,000
Donald W. Dick                                                                 2,101                              112,000
David K. Fagin                                                                 3,101                              110,000
F. Pierce Linaweaver(c)                                                          398                              113,000
Hanne M. Merriman                                                              3,055                              110,000
John G. Schreiber(c)                                                             398                              113,000
Hubert D. Vos                                                                  3,146                              111,000
Paul M. Wythes                                                                 2,226                              113,000
------------------------------------------------------------------------------------------------------------------------------
Spectrum International Fund
Calvin W. Burnett, Ph.D.(c)                                                      $99                             $110,000
Anthony W. Deering(c)                                                             99                              110,000
Donald W. Dick                                                                   956                              112,000
David K. Fagin                                                                   998                              110,000
F. Pierce Linaweaver(c)                                                          119                              113,000
Hanne M. Merriman                                                                985                              110,000
John G. Schreiber(c)                                                             119                              113,000
Hubert D. Vos                                                                    994                              111,000
Paul M. Wythes                                                                   978                              113,000
------------------------------------------------------------------------------------------------------------------------------

 (a) Amounts in this column are based on accrued compensation for fiscal year 2001.

 (b) Amounts in this column are based on compensation received for fiscal year 2001. The T. Rowe Price complex included 97 funds as of December 31, 2001.

 (c) Newly elected to fund Board as of October 24, 2001.


                 Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                 Kennedy           Riepe            Testa
-------------------------------------------------------------------------------
    Aggregate Holdings,
    -------------------
         All Funds            over $100,000    over $100,000   over $100,000
         ---------
-------------------------------------------------------------------------------
 Balanced Fund                     None        over $100,000        None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund             None            None             None
-------------------------------------------------------------------------------
 Blue Chip Growth                  None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio        None            None             None
-------------------------------------------------------------------------------
 California Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 California Tax-Free Money         None            None             None
 Fund
-------------------------------------------------------------------------------
 Capital Appreciation Fund    over $100,000    over $100,000        None
-------------------------------------------------------------------------------
 Capital Opportunity Fund    $10,001-$50,000       None             None
-------------------------------------------------------------------------------
 Corporate Income Fund             None            None             None
-------------------------------------------------------------------------------
 Developing Technologies           None            None             None
 Fund
-------------------------------------------------------------------------------
 Diversified Small-Cap             None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Dividend Growth Fund         over $100,000        None             None
-------------------------------------------------------------------------------
 Emerging Europe &                 None            None             None
 Mediterranean Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Emerging Markets Stock            None            None         over $100,000
 Fund
-------------------------------------------------------------------------------
 Equity Income Fund          $10,001-$50,000   over $100,000        None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor        None            None             None
 Class
-------------------------------------------------------------------------------
 Equity Income Portfolio           None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Fund             None            None             None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio        None            None             None
-------------------------------------------------------------------------------
 European Stock Fund               None            None             None
-------------------------------------------------------------------------------
 Extended Equity Market            None            None             None
 Index Fund
-------------------------------------------------------------------------------
 Financial Services Fund      over $100,000        None             None
-------------------------------------------------------------------------------
 Florida Intermediate              None            None             None
 Tax-Free Fund
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund        None            None             None
-------------------------------------------------------------------------------
 Global Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Global Technology Fund            None            None             None
-------------------------------------------------------------------------------
 GNMA Fund                         None            None             None
-------------------------------------------------------------------------------
 Government Reserve                None            None             None
 Investment Fund
-------------------------------------------------------------------------------
 Growth & Income Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Growth Stock Fund                 None            None             None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor         None            None             None
 Class
-------------------------------------------------------------------------------
 Health Sciences Fund-        over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 Health Sciences Portfolio         None            None             None
-------------------------------------------------------------------------------
 High Yield Fund                   None        over $100,000        None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor           None            None             None
 Class
-------------------------------------------------------------------------------
 Institutional Foreign             None            None             None
 Equity Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap           None            None             None
 Value Fund
-------------------------------------------------------------------------------
 Institutional Mid-Cap             None            None             None
 Equity Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap           None            None             None
 Stock Fund
-------------------------------------------------------------------------------
 International Bond Fund           None            None             None
-------------------------------------------------------------------------------
 International Bond                None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Discovery     $50,001-$100,000   $1-$10,000      over $100,000
 Fund
-------------------------------------------------------------------------------
 International Equity Index        None            None             None
 Fund
-------------------------------------------------------------------------------
 International Growth &            None            None             None
 Income Fund
-------------------------------------------------------------------------------
 International Stock Fund     over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 International Stock               None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Japan Fund                        None        over $100,000        None
-------------------------------------------------------------------------------
 Latin America Fund           over $100,000        None             None
-------------------------------------------------------------------------------
 Limited-Term Bond                 None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Maryland Short-Term               None            None             None
 Tax-Free Bond Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Media & Telecommunications   over $100,000        None             None
 Fund
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund          over $100,000        None         over $100,000
-------------------------------------------------------------------------------
 Mid-Cap Growth                    None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio          None            None             None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund           over $100,000        None             None
-------------------------------------------------------------------------------
 New America Growth Fund           None            None             None
-------------------------------------------------------------------------------
 New America Growth                None            None             None
 Portfolio
-------------------------------------------------------------------------------
 New Asia Fund                over $100,000     $1-$10,000          None
-------------------------------------------------------------------------------
 New Era Fund                 over $100,000        None             None
-------------------------------------------------------------------------------
 New Horizons Fund                 None            None         over $100,000
-------------------------------------------------------------------------------
 New Income Fund                   None            None             None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond          None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------
 New York Tax-Free Money           None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Balanced        None            None             None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth          None            None             None
 Fund
-------------------------------------------------------------------------------
 Personal Strategy Income          None            None             None
 Fund
-------------------------------------------------------------------------------
 Prime Reserve Fund           over $100,000    over $100,000   $10,001-$50,000
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS           None            None             None
 Class
-------------------------------------------------------------------------------
 Prime Reserve Portfolio           None            None             None
-------------------------------------------------------------------------------
 Real Estate Fund                  None            None             None
-------------------------------------------------------------------------------
 Reserve Investment Fund           None            None             None
-------------------------------------------------------------------------------
 Science & Technology Fund         None        over $100,000        None
-------------------------------------------------------------------------------
 Science & Technology              None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund              None        over $100,000        None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund         over $100,000        None             None
-------------------------------------------------------------------------------
 Small-Cap Stock                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Small-Cap Value Fund              None        over $100,000    over $100,000
-------------------------------------------------------------------------------
 Small-Cap Value                   None            None             None
 Fund-Advisor Class
-------------------------------------------------------------------------------
 Spectrum Growth Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum Income Fund              None            None             None
-------------------------------------------------------------------------------
 Spectrum International            None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund    over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Summit GNMA Fund                  None            None             None
-------------------------------------------------------------------------------
 Summit Municipal Income           None            None             None
 Fund
-------------------------------------------------------------------------------
 Summit Municipal                  None            None         over $100,000
 Intermediate Fund
-------------------------------------------------------------------------------
 Summit Municipal Money       over $100,000    over $100,000        None
 Market Fund
-------------------------------------------------------------------------------
 Tax-Efficient Balanced            None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund         None            None             None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap           None            None             None
 Growth Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund        over $100,000        None             None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS        None            None             None
 Class
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund          None            None             None
-------------------------------------------------------------------------------
 Tax-Free Income Fund              None            None        $10,001-$50,000
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond        None            None             None
 Fund
-------------------------------------------------------------------------------
 Tax-Free                          None        over $100,000        None
 Short-Intermediate Fund
-------------------------------------------------------------------------------
 Total Equity Market Index         None        over $100,000        None
 Fund
-------------------------------------------------------------------------------
 U.S. Bond Index Fund              None            None             None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate        None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term           None            None             None
 Fund
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund          None            None             None
-------------------------------------------------------------------------------
 Value Fund                   over $100,000    over $100,000    over $100,000
-------------------------------------------------------------------------------
 Value Fund-Advisor Class          None            None             None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond            None            None             None
 Fund
-------------------------------------------------------------------------------

 PRINCIPAL HOLDERS OF SECURITIES
 -------------------------------------------------------------------------------
   As of March 28, 2002, the officers and directors of the fund, as a group, owned less than 1% of the outstanding shares of the fund.

   As of March 28, 2002, the following shareholders of record owned more than 5% of the outstanding shares of any share class of the fund:

   Spectrum Growth (24.53%) and Spectrum Income* Funds: T. Rowe Price Trust Co. Inc., Attn.: TRPS Inst. Control Dept., P.O. Box 17215, Baltimore, Maryland 21297-1215.

   Spectrum Income Fund (18.02%): Manulife Financial USA, Attn.: Laura Ross SRS Acctg., 250 Bloor Street East, 7E Floor, Toronto, Ontario, Canada M4W1E5.

   Spectrum International Fund (8.91%): T. Rowe Price Associates Foundation, Inc., 100 East Pratt Street, Baltimore, Maryland 21202-1009.

   * T. Rowe Price Trust Company is a wholly owned subsidiary of T. Rowe Price Associates, Inc., a wholly owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Trust

       Company owns 26.78% of the outstanding shares of the fund. T. Rowe Price Trust Company is not the beneficial owner of these shares. Such shares are held of record by T. Rowe Price Trust Company and are voted by various retirement plans and retirement participants.



 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   The business of Spectrum Fund will be conducted by its officers, directors, and investment manager in accordance with policies and guidelines set up by Spectrum Fund's directors which were included in the Exemptive Order issued by the SEC (Investment Company Act Release No. IC-21425, October 18, 1995).

   Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund's operational expenses is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with Spectrum Growth and Spectrum Income Funds and T. Rowe Price International under its Investment Management Agreement with Spectrum International Fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.

   Special Servicing Agreements One Special Servicing Agreement ("Agreement") is between and among the Spectrum Fund on behalf of Spectrum Growth and Spectrum Income Funds, the underlying funds, and T. Rowe Price. A second Special Servicing Agreement is between and among Spectrum Fund, on behalf of Spectrum International Fund, the underlying funds, T. Rowe Price International, and T. Rowe Price.

   The Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of Spectrum Fund is less than the estimated savings to the underlying Price fund from the operation of Spectrum Fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by Spectrum Fund, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Spectrum Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by Spectrum Fund.

   Each Special Servicing Agreement also gives authority to Spectrum Fund to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund's objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund's shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

   Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price, with respect to Spectrum Growth and Spectrum Income, and T. Rowe Price International, with respect to Spectrum International, have agreed to bear any expenses of Spectrum Fund which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of Spectrum Fund will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the Spectrum Fund invests because Spectrum Fund, as a shareholder of the underlying Price funds, will bear its proportionate share of any fees and expenses paid by the underlying Price funds. Spectrum Fund, as a shareholder of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to its interest in such underlying Price funds.

   Services
   Under the Management Agreement, T. Rowe Price or T. Rowe Price International provides the fund with discretionary investment services. Specifically, T. Rowe Price and T. Rowe Price International are responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe

   Price and T. Rowe Price International are also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges. In addition to these services, T. Rowe Price and T. Rowe Price International provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agents' activities; and permitting T. Rowe Price's and T. Rowe Price International's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   T. Rowe Price and T. Rowe Price International have agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which Spectrum Fund invests.

   Each fund's Management Agreement also provides that T. Rowe Price or T. Rowe Price International, its directors, officers, employees, and certain other persons performing specific functions for the fund will only be liable to the fund for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Approval of Management Agreements
   The Management Agreements of the funds are reviewed each year by the funds' Boards of Directors to determine whether the agreements should be renewed for a one-year period or not. Renewal of the agreements requires the majority vote of the Board of Directors, including a majority of the independent directors. Each fund board consists of a majority of independent directors.

   In approving the continuation of the investment management agreements for each fund for the current year, the Board reviewed reports prepared by T. Rowe Price or T. Rowe Price International, materials provided by fund counsel and counsel to the independent directors, as well as other information. The Board considered the nature and quality of the investment management services provided to the fund by T. Rowe Price or T. Rowe

   Price International under the investment management agreements and the personnel who provide these services, including the historical performance of the fund compared to its benchmark index and its peer group of similar investment companies. In addition, the Board considered other services provided to the fund by T. Rowe Price or T. Rowe Price International and its affiliates, such as administrative services, shareholder services, fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the fund's operation.

   The Board considered the fact that the fund pays no fees to T. Rowe Price or
   T. Rowe Price International for investment management services. Based on the information reviewed and the discussions, the Board concluded that it was satisfied with the nature and quality of the services provided by T. Rowe Price or

   T. Rowe Price International to the fund. The independent directors of the fund were assisted by independent legal counsel in their deliberations.

   Management Fee
   The Underlying Price fund pays T. Rowe Price or T. Rowe Price International a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee"). The Fee is paid monthly to T. Rowe Price or T. Rowe Price International on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Fund's net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees and total management fees of the underlying Price funds are listed in the following chart:

         Fund           Individual Fee as a Percentage   Total Management Fee Paid
         ----           ------------------------------   -------------------------
------------------------      of Fund Net Assets
                              ------------------
                        -----------------------------------------------------------
Blue Chip Growth                     0.30%                         0.62%
Emerging Europe &
Mediterranean                        0.75                          1.07
Emerging Markets Bond                0.45                          0.77
Emerging Markets Stock               0.75                          1.07
Equity Income                        0.25                          0.57
European Stock                       0.50                          0.82
GNMA                                 0.15                          0.47
Growth & Income                      0.25                          0.57
Growth Stock                         0.25                          0.57
High Yield                           0.30                          0.62
International Bond                   0.35                          0.67
International
Discovery                            0.75                          1.07
International Stock                  0.35                          0.67
Japan                                0.50                          0.82
Latin America                        0.75                          1.07
Mid-Cap Value                        0.35                          0.67
New Asia                             0.50                          0.82
New Era                              0.25                          0.57
New Horizons                         0.35                          0.67
New Income                           0.15                          0.47
Short-Term Bond                      0.10                          0.42
Summit Cash Reserves               N/A                             0.45
U.S. Treasury                        0.05                          0.37
Long-Term
-----------------------------------------------------------------------------------

   Based on combined Price Funds' assets of over $94 billion at December 31, 2001, the Group Fee was 0.32%. The total combined management fee for each of the underlying Price funds would have been an annual rate as shown above.

   The portfolio turnover rates for each fund for the last three years were as follows:

                                  Fund                                          2001            2000             1999
                                  ----                                          ----            ----             ----
Spectrum Growth                                                                 6.1%           11.6%            20.3%
Spectrum Income                                                                22.7            19.3             18.6
Spectrum International                                                         30.6            42.5             20.1


   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price Associates, Inc., which in turn owns 100% of T. Rowe Price International, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.



 DISTRIBUTOR FOR THE FUNDS
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the Price funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.


   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

 CUSTODIAN
 -------------------------------------------------------------------------------
   The underlying funds of the Spectrum International Fund have entered into a Custodian Agreement with The Chase Manhattan Bank, London, pursuant to which portfolio securities which are purchased outside the United States are maintained in the custody of various foreign branches of The Chase Manhattan Bank and such other custodians, including foreign banks and foreign securities depositories as are approved in accordance with regulations under the 1940 Act. The address for The Chase Manhattan Bank, London is Woolgate House, Coleman Street, London, EC2P 2HD, England.

   State Street Bank and Trust Company, under an agreement with Spectrum Fund, on behalf of the Spectrum Growth, Spectrum Income, and Spectrum International Funds, is the custodian for the fund's U.S. securities and cash, but it does not participate in the funds' investment decisions. The Bank maintains shares of the Spectrum Funds in the book entry system of such funds' transfer agent,
   T. Rowe Price Services. The domestic underlying funds' portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.



 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts. Under the

   AFP program, the funds paid the amounts set forth below to various third parties in calendar year 2001.

Blue Chip Growth Fund                  $  750,963
Equity Income Fund                        711,597
Emerging Europe & Mediterranean Fund           --
Emerging Markets Bond Fund                     --
Emerging Markets Stock Fund                 3,648
European Stock Fund                         7,802
GNMA Fund                                   7,603
Growth & Income Fund                       71,544
Growth Stock Fund                          97,325
High Yield Fund                            31,471
International Bond Fund                    12,041
International Discovery Fund               64,489
International Stock Fund                1,031,367
Japan Fund                                     --
Latin America Fund                         29,131
New Asia Fund                              33,740
New Era Fund                               38,459
New Income Fund                            16,138
New Horizons Fund                         914,498
Short-Term Bond Fund                           --
Summit Cash Reserves Fund                      --
U.S. Treasury Long-Term Fund                   --

 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted to effect transactions in a security: if there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors. For the Spectrum International Fund, portfolio securities of the underlying funds may be listed on foreign exchanges that can open on days when the underlying funds do not compute their prices. As a result, the underlying funds' and the Spectrum International Fund's net asset values may be significantly affected by trading on days when shareholders cannot make transactions.

   The Japan Fund, one of the underlying Price funds in which the Spectrum International Fund can invest, is not open on certain days when the Spectrum International Fund is open. On such days, securities of the Japan Fund held by the Spectrum International Fund are valued in accordance with procedures adopted by the Board of Directors. These procedures call for the Spectrum International Fund to direct that the NAV for the Japan Fund be calculated in the same manner and using the same system of procedures and controls as are used in the normal daily calculation of the Japan Fund's NAV, except that securities are valued at the most recent yen-denominated closing prices in the Japanese market (which may be one or more days previous to the valuation date of the Spectrum International Fund).



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date may precede the payment date by one day, although the exact timing is subject to change and can be as great as 10 days.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.

   A portion of the dividends paid by the Spectrum Growth and Spectrum Income Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. The dividends of the Spectrum International Fund will not be eligible for this deduction, if, as expected, none of the fund's income consists of dividends paid by U.S. corporations. Long-term capital gain distributions paid from these funds are never eligible for the dividend received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end), to avoid a federal income tax.

   At the time of your purchase, the fund's net asset value may reflect undistributed income (Spectrum Growth and Spectrum International Funds), capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.

   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions to the extent made out of the fund's current or accumulated earnings and profits would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and, for Spectrum Growth and Spectrum Income Funds, may qualify for the 70% deduction for dividends received by corporations. However, for the Spectrum International Fund, the dividends will not be eligible for the 70% deduction for dividends received by corporations, if, as expected, none of the fund's income consists of dividends paid by U.S. corporations.


                         Taxation of Foreign Shareholders

   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.

 YIELD INFORMATION
 -------------------------------------------------------------------------------

                               Spectrum Income Fund

   An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only, and are not intended to indicate future performance or forecast the dividend per share of the fund.

   The yield of the fund calculated under the above-described method for the month ended December 31, 2001, was 5.55%.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                             Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends. The results shown are historical and should not be considered indicative of the future performance of the fund. Each average annual compound rate of return is derived from the cumulative performance of the fund over the time period specified. The annual compound rate of return for the fund over any period of time will vary from the average.

               Cumulative Performance Percentage Change
                        Periods ended 12/31/01
         Fund           1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
         ----           -----    ------  -------   -------    ---------
--------------------------------------------------Inception      Date
                                                  ---------      ----
                                                  -----------------------
Spectrum Growth          -7.63%  49.17%  207.38%   258.93%     06/29/90
Spectrum Income           4.59   34.65   105.66    152.59      06/29/90
Spectrum International  -19.71    9.85       --      9.85      12/31/96
-------------------------------------------------------------------------



                Average Annual Compound Rates of Return
                        Periods ended 12/31/01
         Fund           1 Yr.    5 Yrs.  10 Yrs.   % Since    Inception
         ----           -----    ------  -------   -------    ---------
--------------------------------------------------Inception      Date
                                                  ---------      ----
                                                  -----------------------
Spectrum Growth          -7.63%  8.33%   11.88%    11.75%      06/29/90
Spectrum Income           4.59   6.13     7.48      8.39       06/29/90
Spectrum International  -19.71   1.90       --      1.90       12/31/96
-------------------------------------------------------------------------

                          Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.


                                Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                            Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                                Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                      Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------
   The Articles of Incorporation of Spectrum Fund currently establish three series (i.e., the Spectrum Growth, the Spectrum Income, and the Spectrum International Funds), each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Board of Directors may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the Directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.

   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors might provide by resolution that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Charter contains no provision entitling the holders of the present class of capital stock to a vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares, including the present class of capital stock, might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.

   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the fund, a special meeting of shareholders of the fund shall be called by the Secretary of the fund on the written request of shareholders entitled to cast at least 10% of all the votes of the fund entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the fund the reasonably estimated costs of preparing and mailing the notice of the meeting. The fund, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the fund to the extent required by
   Section 16(c) of the 1940 Act.



 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.

 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------
   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the fund.

   The financial statements of the funds listed below for the periods ended December 31, 2001, and the report of independent accountants are included in the fund's Annual Report for the periods ended December 31, 2001. A copy of the Annual Report accompanies this Statement of Additional Information. The following financial statements and the report of independent accountants appearing in the Annual Report for the periods ended December 31, 2001, are incorporated into this Statement of Additional Information by reference (references are to page numbers in the reports):

                          ANNUAL REPORT REFERENCES:
                                        SPECTRUM    SPECTRUM    SPECTRUM
                                        GROWTH      INCOME      INTERNATIONAL
                                        ------      ------      -------------
Financial Highlights, December 31,
2001                                        13          14           15
Statement of Net Assets, December 31,
2001                                        16          17           18
Statement of Operations, year ended
December 31, 2001                           19          19           19
Statement of Changes in Net Assets,
years ended
December 31, 2001, and December 31,
2000                                        20          21           22
Notes to Financial Statements,
December 31, 2001                         23-27       23-27         23-27
Report of Independent Accountants           28          28           28